Organization - Schedule of Group’s Consolidated Subsidiaries (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025		Jun. 30, 2025
3e Network Technology Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 08, 2018		Oct. 08, 2018
Percentage of ownership	100.00%		100.00%
Place of incorporation	British Virgin Islands		British Virgin Islands
Principle business activities	Investment holding		Investment holding
3e Network Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 30, 2020		Aug. 30, 2020
Percentage of ownership	100.00%		100.00%
Place of incorporation	Hong Kong		Hong Kong
Principle business activities	Investment holding and sales and marketing		Investment holding and sales and marketing
Maskmeta Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 25, 2025		Feb. 25, 2025
Percentage of ownership	100.00%		100.00%
Place of incorporation	Hong Kong		Hong Kong
Principle business activities	Investment holding and sales and marketing		Investment holding and sales and marketing
Guangzhou 3e Network Technology Company Limited (Guangzhou Sanyi Network) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 26, 2017	[1]	May 26, 2017	[2]
Percentage of ownership	100.00%	[1]	100.00%	[2]
Place of incorporation	China	[1]	PRC	[2]
Principle business activities	IT consulting and solutions service	[1]	IT consulting and solutions service	[2]
Guangzhou 3E Network Technology Company Limited (Guangzhou 3E Network) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 17, 2023	[1]	Jan. 17, 2023	[2]
Percentage of ownership	100.00%	[1]	100.00%	[2]
Place of incorporation	China	[1]	PRC	[2]
Principle business activities	IT consulting and solutions service	[1]	IT consulting and solutions service	[2]

[1]	The Company has disposed the subsidiaries.
[2]	The Company has disposed.